American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Growth ETF (ESGY)
(effective December 10, 2024, renamed American Century® Large Cap Growth ETF (ACGR))
November 30, 2024

Sustainable Growth ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.5%
FedEx Corp.	314	95,038
Automobiles — 2.4%
Tesla, Inc.(1)	1,225	422,821
Beverages — 1.4%
Coca-Cola Co.	1,566	100,349
PepsiCo, Inc.	970	158,547
		258,896
Biotechnology — 1.4%
AbbVie, Inc.	835	152,747
Vertex Pharmaceuticals, Inc.(1)	193	90,349
		243,096
Broadline Retail — 5.7%
Amazon.com, Inc.(1)	4,667	970,223
eBay, Inc.	736	46,581
		1,016,804
Building Products — 1.1%
Trane Technologies PLC	394	163,991
Trex Co., Inc.(1)	566	42,467
		206,458
Capital Markets — 0.9%
KKR & Co., Inc.	522	85,018
S&P Global, Inc.	143	74,719
		159,737
Chemicals — 0.6%
Linde PLC	240	110,638
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	504	31,949
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	204	82,787
Motorola Solutions, Inc.	203	101,439
		184,226
Consumer Staples Distribution & Retail — 0.6%
Sysco Corp.	787	60,685
Target Corp.	335	44,324
		105,009
Distributors — 0.3%
Pool Corp.	127	47,890
Electrical Equipment — 0.7%
Eaton Corp. PLC	129	48,429
Vertiv Holdings Co.	621	79,240
		127,669
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	317	55,770
Energy Equipment and Services — 0.3%
Schlumberger NV	1,326	58,264
Entertainment — 0.7%
Netflix, Inc.(1)	141	125,040
Financial Services — 4.9%
Block, Inc.(1)	1,419	125,653

Mastercard, Inc., Class A	770	410,364
Visa, Inc., Class A	1,104	347,848
		883,865
Ground Transportation — 1.4%
Saia, Inc.(1)	58	33,007
Uber Technologies, Inc.(1)	2,101	151,188
Union Pacific Corp.	309	75,600
		259,795
Health Care Equipment and Supplies — 0.6%
Dexcom, Inc.(1)	126	9,827
IDEXX Laboratories, Inc.(1)	243	102,485
		112,312
Health Care Providers and Services — 1.4%
Cigna Group	278	93,909
Elevance Health, Inc.	65	26,452
UnitedHealth Group, Inc.	205	125,091
		245,452
Hotels, Restaurants and Leisure — 1.8%
Airbnb, Inc., Class A(1)	397	54,036
Chipotle Mexican Grill, Inc.(1)	2,355	144,879
Hilton Worldwide Holdings, Inc.	457	115,822
		314,737
Insurance — 0.8%
Progressive Corp.	514	138,204
Interactive Media and Services — 10.5%
Alphabet, Inc., Class A	7,035	1,188,563
Meta Platforms, Inc., Class A	1,191	684,015
		1,872,578
IT Services — 1.3%
Accenture PLC, Class A	151	54,718
MongoDB, Inc.(1)	182	58,693
Okta, Inc.(1)	556	43,123
Snowflake, Inc., Class A(1)	406	70,969
		227,503
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	1,500	60,555
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	608	83,886
West Pharmaceutical Services, Inc.	122	39,733
		123,619
Machinery — 0.2%
Xylem, Inc.	356	45,123
Pharmaceuticals — 3.6%
Eli Lilly & Co.	510	405,629
Novo Nordisk AS, ADR	1,385	147,918
Zoetis, Inc.	484	84,821
		638,368
Professional Services — 0.6%
Automatic Data Processing, Inc.	366	112,336
Semiconductors and Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.(1)	1,434	196,709
Analog Devices, Inc.	373	81,332
Applied Materials, Inc.	670	117,056
ASML Holding NV, NY Shares	123	84,453
Broadcom, Inc.	1,599	259,166

NVIDIA Corp.	16,225	2,243,106
		2,981,822
Software — 20.4%
Adobe, Inc.(1)	189	97,511
Cadence Design Systems, Inc.(1)	607	186,234
Crowdstrike Holdings, Inc., Class A(1)	248	85,800
Datadog, Inc., Class A(1)	485	74,084
Dynatrace, Inc.(1)	940	52,818
HubSpot, Inc.(1)	42	30,284
Intuit, Inc.	149	95,618
Microsoft Corp.	5,584	2,364,601
PagerDuty, Inc.(1)	1,062	22,557
Palo Alto Networks, Inc.(1)	176	68,256
Salesforce, Inc.	426	140,576
ServiceNow, Inc.(1)	293	307,486
Workday, Inc., Class A(1)	514	128,495
		3,654,320
Specialized REITs — 0.5%
Equinix, Inc.	96	94,222
Specialty Retail — 3.0%
Burlington Stores, Inc.(1)	127	35,799
CarMax, Inc.(1)	618	51,893
Home Depot, Inc.	495	212,419
TJX Cos., Inc.	1,355	170,310
Tractor Supply Co.	234	66,379
		536,800
Technology Hardware, Storage and Peripherals — 11.8%
Apple, Inc.	8,897	2,111,525
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	168	17,741
Deckers Outdoor Corp.(1)	438	85,830
Lululemon Athletica, Inc.(1)	42	13,468
		117,039
Trading Companies and Distributors — 0.5%
United Rentals, Inc.	56	48,496
WW Grainger, Inc.	29	34,955
		83,451
TOTAL COMMON STOCKS (Cost $13,407,833)		17,862,931
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $24,364)	24,364	24,364
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,432,197)		17,887,295
OTHER ASSETS AND LIABILITIES — 0.0%		5,238
TOTAL NET ASSETS — 100.0%		$17,892,533

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.